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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Benjamin V. Mollozzi, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: (513) 587-3400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Cornerstone Strategic
Value Fund, Inc.

Semi-Annual Report
June 30, 2020
(Unaudited)

CONTENTS

Portfolio Summary	1
Schedule of Investments	2
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Results of Annual Meeting of Stockholders	15
Description of Dividend Reinvestment Plan	16
Proxy Voting and Portfolio Holdings Information	18
Summary of General Information	18
Stockholder Information	18

Cornerstone Strategic Value Fund, Inc. Portfolio Summary – as of June 30, 2020 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	24.8
Health Care	13.8
Closed-End Funds	10.3
Communication Services	10.0
Consumer Discretionary	9.5
Financials	8.0
Industrials	6.8
Consumer Staples	6.5
Utilities	2.7
Exchange-Traded Funds	2.6
Real Estate	2.2
Materials	1.9
Other	0.9

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	Microsoft Corporation	Information Technology	9.4
2.	Amazon.com, Inc.	Consumer Discretionary	6.1
3.	Apple Inc.	Information Technology	5.7
4.	Alphabet Inc. - Class C	Communication Services	4.5
5.	Johnson & Johnson	Health Care	2.7
6.	Mastercard Incorporated - Class A	Information Technology	2.5
7.	Procter & Gamble Company (The)	Consumer Staples	2.2
8.	Berkshire Hathaway, Inc. - Class B	Financials	2.0
9.	Intel Corporation	Information Technology	1.7
10.	Merck & Co., Inc.	Closed-End Funds	1.6

1

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2020 (unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES — 99.13%
CLOSED-END FUNDS — 10.27%

CORE — 1.83%
Adams Diversified Equity Fund, Inc.	60,000	$894,600
General American Investors Company, Inc.	276,981	8,812,594
Royce Micro-Cap Trust, Inc.	171,310	1,233,432
Source Capital, Inc.	66,524	2,200,840
		13,141,466
DEVELOPED MARKET — 0.48%
European Equity Fund, Inc. (The)	13,296	110,623
First Trust Dynamic Europe Equity Income Fund	199,800	2,065,931
Japan Smaller Capitalization Fund, Inc.	57,336	448,368
New Germany Fund, Inc. (The)	12,060	183,071
New Ireland Fund, Inc. (The) *	31,007	240,304
Swiss Helvetia Fund, Inc. (The)	52,327	410,244
		3,458,541
DIVERSIFIED EQUITY — 0.36%
Guggenheim Enhanced Equity Income Fund	384,767	2,089,285
Sprott Focus Trust, Inc.	84,516	498,644
		2,587,929
EMERGING MARKETS — 1.08%
Aberdeen Emerging Markets Equity Income Fund, Inc.	7,100	42,955
Central and Eastern Europe Fund, Inc. (The)	53,022	1,107,099
China Fund, Inc. (The)	18,800	419,804
EMERGING MARKETS (continued)
Korea Fund, Inc. (The)	2,000	51,708
Mexico Fund, Inc. (The)	16,086	157,749
Morgan Stanley China A Share Fund, Inc.	157,477	3,072,376
Morgan Stanley India Investment Fund, Inc. *	41,333	671,248
Taiwan Fund, Inc. (The)	31,832	675,157
Templeton Dragon Fund, Inc.	78,495	1,584,029
		7,782,125
ENERGY MLP FUNDS — 2.49%
ClearBridge Energy Midstream Opportunity Fund Inc.	601,931	1,420,557
ClearBridge MLP and Midstream Fund Inc.	1,222,220	3,898,882
ClearBridge MLP and Midstream Total Return Fund Inc.	488,000	1,322,480
First Trust MLP and Energy Income Fund	121,000	678,810
Goldman Sachs MLP and Energy Renaissance Fund	263,628	1,996,982
Goldman Sachs MLP Income Opportunities Fund	113,500	1,087,330
Kayne Anderson Midstream/Energy Fund, Inc.	386,262	1,749,767
Kayne Anderson MLP/Midstream Investment Company	906,000	4,783,680
Neuberger Berman MLP and Energy Income Fund Inc.	230,500	677,670
Salient Midstream & MLP Fund	60,000	247,800
		17,863,958

See accompanying notes to financial statements.

2

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2020 (unaudited) (continued)

Description	No. of Shares	Value
GLOBAL — 0.52%
Aberdeen Total Dynamic Dividend Fund	73,300	$564,410
Clough Global Equity Fund	51,500	548,475
Delaware Enhanced Global Dividend and Income Fund	33,700	272,296
Gabelli Global Small and Mid Cap Value Trust (The)	40,996	364,044
GDL Fund (The)	92,976	765,192
Voya Infrastructure, Industrials and Materials Fund	135,978	1,226,535
		3,740,952
INCOME & PREFERRED STOCK — 0.17%
LMP Capital and Income Fund Inc.	117,491	1,176,085

NATURAL RESOURCES — 0.94%
BlackRock Energy and Resources Trust	84,000	607,320
BlackRock Resources & Commodities Strategy Trust	693,497	4,251,136
First Trust Energy Income and Growth Fund	119,991	1,298,303
First Trust Energy Infrastructure Fund	55,000	551,100
Tortoise Pipeline & Energy Fund, Inc.	3,436	48,207
		6,756,066
OPTION ARBITRAGE/OPTION STRATEGIES — 0.08%
Voya Global Equity Dividend and Premium Opportunity Fund	119,300	576,219

REAL ESTATE — 0.98%
Aberdeen Global Premier Properties Fund	103,000	479,980
CBRE Clarion Global Real Estate Income Fund	1,009,255	6,025,253
Nuveen Real Estate Income Fund	18,954	141,586
RMR Real Estate Income Fund	32,001	373,131
		7,019,950
SECTOR EQUITY — 1.21%
Gabelli Healthcare & WellnessRx Trust (The)	109,458	1,098,958
GAMCO Global Gold, Natural Resources & Income Trust	1,261,531	4,339,667
GAMCO Natural Resources, Gold & Income Trust	171,400	824,434
Nuveen Real Asset Income and Growth Fund	108,699	1,269,604
Tekla Healthcare Opportunities Fund	66,467	1,183,113
		8,715,776
UTILITY — 0.13%
Macquarie Global Infrastructure Total Return Fund Inc.	45,700	804,777
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	14,057	112,034
		916,811
TOTAL CLOSED-END FUNDS		73,735,878

See accompanying notes to financial statements.

3

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2020 (unaudited) (continued)

Description	No. of Shares	Value
COMMUNICATION SERVICES — 9.97%
Alphabet Inc. - Class C *	23,000	$32,513,030
Charter Communications, Inc. - Class A *	12,000	6,120,480
Comcast Corporation - Class A	280,000	10,914,400
Electronic Arts Inc. *	14,000	1,848,700
Netflix, Inc. *	20,000	9,100,800
Verizon Communications Inc.	202,000	11,136,260
		71,633,670
CONSUMER DISCRETIONARY — 9.53%
Amazon.com, Inc. *	16,000	44,141,120
Dollar General Corporation	14,000	2,667,140
Lowe’s Companies, Inc.	35,000	4,729,200
NIKE, Inc. - Class B	79,000	7,745,950
O’Reilly Automotive, Inc. *	4,000	1,686,680
Starbucks Corporation	30,000	2,207,700
Target Corporation	25,000	2,998,250
TJX Companies, Inc. (The)	45,000	2,275,200
		68,451,240
CONSUMER STAPLES — 6.44%
Clorox Company (The)	6,000	1,316,220
Costco Wholesale Corporation	25,500	7,731,855
Estée Lauder Companies, Inc. (The) - Class A	9,000	1,698,120
Hormel Foods Corporation	13,000	627,510
Kimberly-Clark Corporation	17,000	2,402,950
Kroger Co. (The)	40,000	1,354,000
Monster Beverage Corporation *	26,000	1,802,320
PepsiCo, Inc.	65,000	8,596,900
Philip Morris International Inc.	74,000	5,184,440
Procter & Gamble Company (The)	130,000	15,544,100
		46,258,415
EXCHANGE-TRADED FUNDS — 2.58%
iShares Core S&P 500 ETF	30,000	9,290,700
SPDR S&P 500 ETF Trust	30,000	9,250,800
		18,541,500
FINANCIALS — 8.03%
Aflac Incorporated	34,000	1,225,020
Allstate Corporation (The)	15,000	1,454,850
American Express Company	35,000	3,332,000
Aon plc	12,000	2,311,200
Bank of America Corporation	206,000	4,892,500
Berkshire Hathaway Inc. - Class B *	80,000	14,280,800
Chubb Limited	10,000	1,266,200
CME Group Inc.	17,000	2,763,180
Intercontinental Exchange, Inc.	27,000	2,473,200
JPMorgan Chase & Co.	73,000	6,866,380
Marsh & McLennan Companies, Inc.	24,000	2,576,880
Moody’s Corporation	9,000	2,472,570
Progressive Corporation (The)	29,000	2,323,190
S&P Global Inc.	12,000	3,953,760
State Street Corporation	16,000	1,016,800
Truist Financial Corporation	76,965	2,890,036
Willis Towers Watson Public Limited Company	8,000	1,575,600
		57,674,166
HEALTH CARE — 13.84%
Abbott Laboratories	80,000	7,314,400
AbbVie Inc.	70,000	6,872,600
Agilent Technologies, Inc.	16,000	1,413,920
Amgen Inc.	27,000	6,368,220
Baxter International Inc.	25,000	2,152,500
Biogen Inc. *	4,000	1,070,200

See accompanying notes to financial statements.

4

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2020 (unaudited) (continued)

Description	No. of Shares	Value
HEALTH CARE (continued)
Cigna Corporation	16,354	$3,068,828
Edwards Lifesciences Corporation *	33,000	2,280,630
Eli Lilly and Company	29,000	4,761,220
Gilead Sciences, Inc.	63,000	4,847,220
Johnson & Johnson	139,700	19,646,011
McKesson Corporation	9,000	1,380,780
Medtronic Public Limited Company	75,000	6,877,500
Merck & Co., Inc.	145,000	11,212,850
Pfizer Inc.	150,000	4,905,000
Regeneron Pharmaceuticals, Inc. *	5,000	3,118,250
Thermo Fisher Scientific Inc.	20,000	7,246,800
Vertex Pharmaceuticals Incorporated *	13,000	3,774,030
Zimmer Biomet Holdings, Inc.	9,000	1,074,240
		99,385,199
INDUSTRIALS — 6.84%
Cintas Corporation	8,000	2,130,880
CSX Corporation	18,000	1,255,320
Cummins Inc.	9,000	1,559,340
Deere & Company	21,000	3,300,150
Emerson Electric Co.	28,000	1,736,840
Fortive Corporation	15,000	1,014,900
General Dynamics Corporation	16,000	2,391,360
Honeywell International Inc.	24,000	3,470,160
IHS Markit Ltd.	20,000	1,510,000
Lockheed Martin Corporation	18,000	6,568,560
Norfolk Southern Corporation	13,000	2,282,410
Northrop Grumman Corporation	8,000	2,459,520
INDUSTRIALS (continued)
Republic Services, Inc.	19,000	1,558,950
Roper Technologies, Inc.	6,000	2,329,560
TransDigm Group Incorporated	2,500	1,105,125
Union Pacific Corporation	29,000	4,903,030
United Parcel Service, Inc. - Class B	49,000	5,447,820
Verisk Analytics, Inc.	9,000	1,531,800
Waste Management, Inc.	24,000	2,541,840
		49,097,565
INFORMATION TECHNOLOGY — 24.75%
Accenture plc - Class A	34,000	7,300,480
Adobe Inc. *	22,000	9,576,820
Apple Inc.	112,000	40,857,600
Autodesk, Inc. *	11,000	2,631,090
Automatic Data Processing, Inc.	24,000	3,573,360
Fiserv, Inc. *	32,000	3,123,840
Intel Corporation	210,000	12,564,300
Mastercard Incorporated - Class A	60,000	17,742,000
Microsoft Corporation	331,000	67,361,809
Paychex, Inc.	20,000	1,515,000
QUALCOMM Incorporated	54,000	4,925,340
Visa, Inc. - Class A	34,000	6,567,780
		177,739,419
MATERIALS — 1.91%
Air Products and Chemicals, Inc.	12,000	2,897,520
Dow Inc.	20,431	832,768
Ecolab Inc.	17,000	3,382,150
Newmont Corporation	41,000	2,531,340
PPG Industries, Inc.	11,000	1,166,660
Sherwin-Williams Company (The)	5,000	2,889,250
		13,699,688

See accompanying notes to financial statements.

5

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2020 (unaudited) (concluded)

Description	No. of Shares	Value
REAL ESTATE — 2.23%
American Tower Corporation	23,000	$5,946,420
Digital Realty Trust, Inc.	10,000	1,421,100
Equinix, Inc.	4,000	2,809,200
Equity Residential	18,000	1,058,760
Prologis, Inc.	35,000	3,266,550
SBA Communications Corporation	5,000	1,489,600
		15,991,630
UTILITIES — 2.74%
American Electric Power Company, Inc.	28,000	2,229,920
Dominion Energy, Inc.	38,000	3,084,840
Duke Energy Corporation	34,000	2,716,260
Eversource Energy	14,000	1,165,780
Exelon Corporation	60,000	2,177,400
NextEra Energy, Inc.	22,000	5,283,740
Public Service Enterprise Group Incorporated	25,000	1,229,000
Sempra Energy	15,000	1,758,450
		19,645,390
TOTAL EQUITY SECURITIES
(cost - $593,266,581)		711,853,760

SHORT-TERM INVESTMENT — 0.56%
MONEY MARKET FUND — 0.56%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.06% ^ (cost - $4,047,757)	4,047,757	4,047,757

TOTAL INVESTMENTS — 99.69%
(cost - $597,314,338)		715,901,517

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.31%		2,242,897

NET ASSETS — 100.00%		$718,144,414

*	Non-income producing security.

^	The rate shown is the 7-day effective yield as of June 30, 2020.

See accompanying notes to financial statements.

6

Cornerstone Strategic Value Fund, Inc. Statement of Assets and Liabilities – June 30, 2020 (unaudited)

ASSETS
Investments, at value (cost – $597,314,338) (Notes B and C)	$715,901,517
Receivables:
Investments sold	3,725,060
Dividends	673,006
Prepaid expenses	39,686
Total Assets	720,339,269

LIABILITIES
Payables:
Investments purchased	1,422,075
Investment management fees (Note D)	588,641
Directors’ fees and expenses	58,533
Administration fees (Note D)	54,709
Other accrued expenses	70,897
Total Liabilities	2,194,855

NET ASSETS (applicable to 76,121,023 shares of common stock)	$718,144,414

NET ASSET VALUE PER SHARE ($718,144,414 ÷ 76,121,023)	$9.43

NET ASSETS CONSISTS OF
Common stock, $0.001 par value; 76,121,023 shares issued and outstanding (200,000,000 shares authorized)	$76,121
Paid-in capital	603,218,610
Accumulated earnings	114,849,683
Net assets applicable to shares outstanding	$718,144,414

See accompanying notes to financial statements.

7

Cornerstone Strategic Value Fund, Inc. Statement of Operations – for the Six Months Ended June 30, 2020 (unaudited)

INVESTMENT INCOME
Income:
Dividends	$7,689,622

Expenses:
Investment management fees (Note D)	3,627,090
Administration fees (Note D)	187,467
Directors’ fees and expenses	114,782
Printing	56,956
Custodian fees	50,872
Legal and audit fees	29,811
Stock exchange listing fees	20,946
Transfer agent fees	17,018
Insurance	10,754
Miscellaneous	19,564
Total Expenses	4,135,260

Net Investment Income	3,554,362

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from investments	1,990,952
Long-term capital gain distributions from regulated investment companies	34,354
Net change in unrealized appreciation/(depreciation) in value of investments	(25,146,352)
Net realized and unrealized loss on investments	(23,121,046)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,566,684)

See accompanying notes to financial statements.

8

Cornerstone Strategic Value Fund, Inc. Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019

INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,554,362	$7,612,871
Net realized gain from investments	2,025,306	39,242,831
Net change in unrealized appreciation/(depreciation) in value of investments	(25,146,352)	156,284,764

Net increase/(decrease) in net assets resulting from operations	(19,566,684)	203,140,466

Distributions to stockholders (Note B):
From earnings	(8,819,253)	(45,786,447)
Return-of-capital	(75,049,939)	(135,820,964)

Total distributions to stockholders	(83,869,192)	(181,607,411)

Common stock transactions:
Offering expenses associated with rights offering	(3,877)	—
Proceeds from 1,377,643 and 2,459,095 shares newly issued in reinvestment of dividends and distributions, respectively	13,023,217	26,829,518
Payments for 299,198 and 0 shares repurchased, respectively	(2,037,253)	—

Net increase in net assets from common stock transactions	10,982,087	26,829,518

Total increase/(decrease) in net assets	(92,453,789)	48,362,573

NET ASSETS
Beginning of period	810,598,203	762,235,630
End of period	$718,144,414	$810,598,203

See accompanying notes to financial statements.

9

Cornerstone Strategic Value Fund, Inc. Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Six Months Ended June 30,		For the Years Ended December 31,
	2020 (Unaudited)		2019		2018	2017	2016	2015
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.80		$10.50		$13.55	$13.24	$15.11	$20.54
Net investment income #	0.05		0.10		0.11	0.15	0.23	0.17
Net realized and unrealized gain/(loss) on investments	(0.30)		2.66		(0.85)	2.65	1.01	(1.18)
Net increase/(decrease) in net assets resulting from operations	(0.25)		2.76		(0.74)	2.80	1.24	(1.01)

Dividends and distributions to stockholders:
Net investment income	(0.05)		(0.10)		(0.11)	(0.13)	(0.22)	(0.17)
Net realized capital gains	(0.07)		(0.52)		(0.26)	(1.29)	(0.71)	(0.44)
Return-of-capital	(1.00)		(1.84)		(2.47)	(1.37)	(2.47)	(3.81)
Total dividends and distributions to stockholders	(1.12)		(2.46)		(2.84)	(2.79)	(3.40)	(4.42)

Common stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	—		—		0.53	0.30	0.29	—
Reinvestment of dividends and distributions	0.00	+	0.00	+	0.00 +	0.00 +	0.00 +	0.00	+
Common stock repurchases	0.00	+	—		0.00 +	—	—	—
Total common stock transactions	0.00	+	0.00	+	0.53	0.30	0.29	0.00	+

Net asset value, end of period	$9.43		$10.80		$10.50	$13.55	$13.24	$15.11
Market value, end of period	$10.22		$11.21		$11.18	$15.47	$15.17	$15.66
Total investment return (a)	2.42	%(b)	25.42%		(9.44)%	25.48%	23.73%	0.21%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$718,144		$810,598		$762,236	$596,439	$380,024	$323,477
Ratio of net expenses to average net assets(c)	1.14	%(d)	1.13	%(e)	1.14%	1.20%	1.25%	1.31	%(f)
Ratio of net investment income to average net assets (g)	0.98	%(d)	0.95	%(e)	0.84%	1.13%	1.66%	0.97	%(f)
Portfolio turnover rate	51	%(b)	45%		58%	81%	88%	88%

#	Based on average shares outstanding.
+	Amount rounds to less than $0.01 per share.
(a)

Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Not annualized.
(c)	Expenses do not include expenses of investment companies in which the Fund invests.
(d)	Annualized.
(e)

Includes the reimbursement of proxy solicitation costs by the investment manager. If these costs had not been reimbursed by the investment manager, the ratio of expenses to average net assets would have been 1.14% for the year ended December 31, 2019.

(f)

Includes reorganization costs. Without these costs, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.22% and 1.06%, respectively, for the year ended December 31, 2015.

(g)	Recognition of net investment income by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.

See accompanying notes to financial statements.

10

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited)

NOTE A. ORGANIZATION

Cornerstone Strategic Value Fund, Inc. (the “Fund” or “CLM”) was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. As an investment company, the Fund follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services–Investment Companies.”

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, LLC (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. At June 30, 2020, the Fund held no securities valued in good faith by the Board of Directors.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the six months ended June 30, 2020, the Fund did not invest in derivative instruments or engage in hedging activities.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold

11

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (continued)

is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Risks Associated with Investments in Other Closed-End Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2020, the Fund does not have any interest or penalties associated with the under-payment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2017 through 2019, and for the six months ended June 30, 2020. There was no material impact to the financial statements.

Distributions to Stockholders: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long- term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor’s shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

Managed Distribution Risk: Under the managed distribution policy, the Fund makes monthly distributions to stockholders at a rate that may

12

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (continued)

include periodic distributions of its net income and net capital gains (“Net Earnings”), or from return- of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund stockholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●

Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Securities	$711,853,760	$—
Short-Term Investment	4,047,757	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$715,901,517	$—

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2020.

13

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (concluded)

NOTE D. AGREEMENTS WITH AFFILIATES

At June 30, 2020, certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC (“Ultimus”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the six months ended June 30, 2020, Cornerstone earned $3,627,090 for investment management services.

Fund Accounting and Administration Agreement

Under the fund accounting and administration agreement with the Fund, Ultimus is responsible for generally managing the administrative affairs of the Fund, including supervising the preparation of reports to stockholders, reports to and filings with the SEC and materials for meetings of the Board. Ultimus is also responsible for calculating the net asset value per share and maintaining the financial books and records of the Fund. Ultimus is entitled to receive a fee in accordance with the agreements. For the six months ended June 30, 2020, Ultimus earned $187,467 as fund accounting agent and administrator.

NOTE E. INVESTMENT IN SECURITIES

For the six months ended June 30, 2020, purchases and sales of securities, other than short-term investments, were $366,676,998 and $433,880,078, respectively.

NOTE F. SHARES OF COMMON STOCK

The Fund has 200,000,000 shares of common stock authorized and 76,121,023 shares issued and outstanding at June 30, 2020. Transactions in common stock for the six months ended June 30, 2020 were as follows:

Shares at beginning of period	75,042,578
Shares issued in reinvestment of dividends and distributions	1,377,643
Shares repurchased	(299,198)
Shares at end of period	76,121,023

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to stockholders during the year ended December 31, 2019 for the Fund was ordinary income of $8,440,498, long-term capital gains of $37,345,949 and return of capital of $135,820,964.

At December 31, 2019, the components of accumulated earnings on a tax basis for the Fund were as follows:

Net unrealized appreciation	$142,981,593
Total accumulated earnings	$142,981,593

The following information is computed on a tax basis for each item as of June 30, 2020:

Cost of portfolio investments	$601,305,861
Gross unrealized appreciation	$136,778,704
Gross unrealized depreciation	(22,183,048)
Net unrealized appreciation	$114,595,656

14

Results of Annual Meeting of Stockholders (unaudited)

On April 21, 2020, the Annual Meeting of Stockholders of the Fund was held and the following matter was voted upon based on 75,233,064 shares of common stock outstanding on the record date of February 18, 2020:

(1)

To approve the election of two Class I Directors to hold office until the year 2023 Annual Meeting of Stockholders or thereafter until each of their respective successors is duly elected and qualified.

Name of Directors	For	Witheld
Marcia E. Malzahn	58,500,978	3,286,659
Ralph W. Bradshaw	58,711,340	3,076,297

15

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Strategic Value Fund, Inc. (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE American or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than the average closing price of the Fund over the five trading days preceding the payment date of the Distribution (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases. Upon notice from the Fund, the Agent will receive the distribution in cash and will purchase shares of common stock in the open market, on the NYSE American or elsewhere, for the participants’ accounts, except that the Agent will endeavor to terminate purchases in the open market and cause the Fund to issue the remaining shares if, following the commencement of the purchases, the market value of the shares, including brokerage commissions, exceeds the net asset value at the time of valuation. These remaining shares will be issued by the Fund at a price equal to the net asset value at the time of valuation.

In a case where the Agent has terminated open market purchases and caused the issuance of remaining shares by the Fund, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market, including brokerage commissions, and the price at which the Fund issues the remaining shares. To the extent that the Agent is unable to terminate purchases in the open market before the Agent has completed its purchases, or remaining shares cannot be issued by the Fund because the Fund declared a dividend or distribution payable only in cash, and the market price exceeds the net asset value of the shares, the average share purchase price paid by the Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where

16

Description of Dividend Reinvestment Plan (unaudited) (concluded)

temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

Participants may at any time sell some or all of their shares though the Agent. Shares may be sold via the internet at www.amstock.com or through the toll free number. Participants can also use the tear off portion attached to the bottom of their statement and mail the request to American Stock Transfer and Trust Company LLC, P.O Box 922 Wall Street Station, New York, N.Y. 10269-0560. There is a fee of $15.00 per transaction and commission of $0.10 per share.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll-free number (866) 668-6558.

17

Proxy Voting and Portfolio Holdings Information (unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

●	without charge, upon request, by calling toll-free (866) 668-6558; and

●	on the website of the SEC, www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free (866) 668-6558, and on the SEC’s website at www.sec.gov or on the Fund’s website at www.cornerstonestrategicvaluefund.com (See Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov.

Summary of General Information (unaudited)

Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE American. Its investment objective is to seek long-term capital appreciation through investment in equity securities of U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, LLC.

Stockholder Information (unaudited)

The Fund is listed on the NYSE American (symbol “CLM”). The previous week’s net asset value per share, market price, and related premium or discount are available on the Fund’s website at www.cornerstonestrategicvaluefund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Strategic Value Fund, Inc. may from time to time purchase shares of its common stock in the open market.

This report, including the financial statements herein, is sent to the stockholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by the independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

18

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Cornerstone Strategic Value Fund, Inc.

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not required

(b)	There has not been a change in any of the Portfolio Managers identified in response to this Item in the registrant's most recent annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Registrant Purchases of Equity Securities

Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs*	Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased Under the Plans or Programs**
January 1 - January 31, 2020	-	-	-	-
February 1 - February 29, 2020	-	-	-	-
March 1 - March 31, 2020	299,198	$6.81	299,198	-
April 1 - April 30, 2020	-	-	-	-
May 1 - May 31, 2020	-	-	-	-
June 1 - June 30, 2020	-	-	-	-

*	As disclosed in the annual report dated December 31, 2019, in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, the Registrant may from time to time purchase shares of its common stock in the open market. For the six months ended June 30, 2020, the Registrant repurchased 299,198 shares of its common stock at an average price of $6.81 per share (total cost of $2,037,253).

**	No limit has been placed on the number of shares to be repurchased by the Registrant other than those imposed by federal securities laws.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The Registrant does not engage in securities lending activities.

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)
Date	August 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)
Date	August 24, 2020

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer and Principal Financial Officer

Date	August 24, 2020

*	Print the name and title of each signing officer under his or her signature.